Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 489,304	$ 328,466	$ 23,099
Payment in transit on acquisition	9,400,000
Prepaid expenses			12,126
Current assets - discontinued operations			3,909
Total current assets	9,889,304	328,466	39,134
Right of use asset, operating lease	6,728	9,471	8,525
Total assets	9,896,032	337,937	47,659
Current liabilities:
Accounts payable	33,786	32,676	18,780
Accrued liabilities - related parties	18,750	50,000	100,000
Accrued payroll	593,530	570,164	476,981
Accrued interest	136,883	133,883	121,883
Lease liabilities - operating lease	6,728	9,471	8,525
Notes payable	80,000	80,000	80,000
Other liabilities	7,511	7,511	11,511
Current liabilities - discontinued operations			31,265
Loans payable - related party			250,000
Total current liabilities	877,188	883,705	1,098,945
Total liabilities	877,188	883,705	1,098,945
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock, value
Common stock value	6,185	5,690	5,154
Common stock to be issued, 0 and 2,657,550 shares at December 31, 2025 and 2024, respectively			265
Additional paid-in capital	38,365,352	28,465,847	25,607,397
Accumulated deficit	(29,352,693)	(29,017,305)	(26,312,700)
Stockholders’ deficit attributable to KiNRG, Inc.		(545,768)	(699,884)
Non-controlling interest			(351,402)
Total stockholders' deficit	9,018,844	(545,768)	(1,051,286)
Total liabilities and stockholders’ equity	9,896,032	337,937	47,659
Series A Convertible Preferred Stock
Stockholders' equity (deficit)
Preferred stock, value
Series AA Convertible Preferred Stock
Stockholders' equity (deficit)
Preferred stock, value
Series AAA Convertible Preferred Stock
Stockholders' equity (deficit)
Preferred stock, value
Series AAAA Convertible Preferred Stock
Stockholders' equity (deficit)
Preferred stock, value